Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Basic salary	€ 1,453	€ 1,471	€ 683
Short-term employee benefits	303	498	5
Other long-term benefits	55	80	3
Share-based compensation	1,947	2,957	183
Total	€ 3,758	€ 5,006	€ 874